Fair Value Measurements (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Approximate annual fuel consumption (in gallons)	20,000,000
Additional disclosures
Aggregate notional amount of fuel swap contracts	$ 40,200,000
Letters of credit posted as collateral under fuel hedging program	4,000,000
Aggregate notional amount of interest rate swap contracts	980,000,000
Hedging gains and losses in accumulated other comprehensive income (loss) expected to be recognized in earnings, net of tax	2,000,000
Derivatives designated as Cash Flow Hedge Relationships | Fuel swap contracts | Cost of services rendered and products sold
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss	2,577,000	(7,382,000)
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income	1,944,000	9,739,000
Derivatives designated as Cash Flow Hedge Relationships | Fuel swap contracts | Income (loss) from discontinued operations, net of income taxes
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income		271,000
Derivatives designated as Cash Flow Hedge Relationships | Interest rate swap contracts | Interest expense
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss	17,114,000	28,340,000
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income	$ (21,898,000)	$ (37,613,000)